CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	May 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.10	$ 0.10	$ 0.10
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	53,198,399	53,198,399	53,198,399
Common stock, shares outstanding	53,198,399	53,198,399	53,198,399
Property and equipment, net of accumulated depreciation		$ 125,128	$ 110,418